Shareholder Fees - FidelityFreedomFunds-RetailComboPRO	May 30, 2023 USD ($)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none